SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income From Operations By Segment

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Three months ended September 30, 2013
Revenue	$263,198	$38,648	$6,817	$308,663
Amortization of intangibles	7,442	181	76	7,699
Income from operations(1)	16,392	10,215	1,182	27,789

Three months ended September 30, 2012
Revenue	$230,046	$33,008	$4,873	$267,927
Amortization of intangibles	6,859	182	75	7,116
Income from operations(2)	16,201	8,382	772	25,355

(1)	For the quarter ended September 30, 2013, income from operations includes acquisition-related expenses of $1.7 million related to full service center-based care.
(2)	For the quarter ended September 30, 2012, income from operations includes expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.0 million, allocated on a proportionate basis to each segment ($0.7 million to full service center-based care, $0.2 million to back-up dependent care, and $0.1 million to other educational services).

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Nine months ended September 30, 2013
Revenue	$775,358	$107,526	$16,715	$899,599
Amortization of intangibles	21,279	543	227	22,049
Income from operations(1)	49,326	28,609	688	78,623

Nine months ended September 30, 2012
Revenue	$689,678	$94,755	$13,079	$797,512
Amortization of intangibles	19,528	544	226	20,298
Income (loss) from operations(2)	44,108	23,591	(179)	67,520

(1)	For the nine months ended September 30, 2013, income from operations includes expenses incurred in connection with the Offering completed in January 2013, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment, and $3.5 million of acquisition-related expenses related to full-service center-based care ($13.3 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).
(2)	For the nine months ended September 30, 2012, income from operations includes expenses incurred in connection with the modification of stock options in the amount of $15.1 million and expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.4 million, allocated on a proportionate basis to each segment ($12.2 million to full service center-based care, $3.0 million to back-up dependent care, and $1.3 million to other educational advisory services).

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Year ended December 31, 2010
Revenue	$769,235	$99,086	$9,838	$878,159
Amortization of intangibles	25,324	2,057	250	27,631
Income from operations	46,770	21,141	752	68,663

Year ended December 31, 2011
Revenue	$844,595	$114,502	$14,604	$973,701
Amortization of intangibles	25,178	1,947	302	27,427
Income from operations	58,950	28,669	(783)	86,836

Year ended December 31, 2012
Revenue	$922,214	$130,082	$18,642	$1,070,938
Amortization of intangibles	25,906	725	302	26,933
Income from operations	60,154	33,863	1,447	95,464

Revenue and Long-Lived Assets by Geographic Region

Revenue and long-lived assets by geographic region are as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Revenue
North America	$770,848	$843,645	$901,210
Europe and other	107,311	130,056	169,728

Total Revenue	$878,159	$973,701	$1,070,938

	December 31,
	2011	2012
Long-lived assets
North America	$198,468	$230,807
Europe and other	38,689	109,569

Total long-lived assets	$237,157	$340,376